Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 10: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2024	2023

	(In thousands)
Net unrealized loss on securities available-for-sale	$(12,130)	$(8,922)
Net unrealized loss for funded status of defined benefit plan liability	(654)	(543)
	(12,784)	(9,465)
Tax effect	2,684	1,987
Net-of-tax amount	$(10,100)	$(7,478)

The changes in accumulated other comprehensive income (loss) by component shown of net of tax and parenthesis indicating debits as of December 31, 2024 and 2023.

	Twelve months ended			Twelve months ended
	December 31, 2024			December 31, 2023
	Net unrealized			Net unrealized
	(Loss)	Defined		(Loss)	Defined
	Gain on Available	Benefit		Gain on Available	Benefit
	For Sale Securities	Plan	Total	For Sale Securities	Plan	Total
(In thousands)
Beginning balance	$(7,049)	$(429)	$(7,478)	$(8,677)	$(659)	$(9,336)
Other comprehensivbe income (loss) before reclassification	(2,626)	(18)	(2,644)	1,628	263	1,891
Amounts reclassified from accumulated other comprehensive gain (loss)	92	(70)	22	—	(33)	(33)
Net current -period other comprehensive income (loss)	(2,534)	(88)	2,622	1,628	230	1,857
Ending balance	$(9,583)	$(517)	$(10,100)	$(7,049)	$(429)	$(7,478)

The reclassification net of accumulated other comprehensive (loss) income shown, net of tax and parenthesis indicationg debits in net income, as of December 31, 31, 2024 and 2023 were as follows:

	Amounts Reclassified from Accumulated
	Other Comprehensive (Loss) Income
			Affected Line Item
			In the Consolidate
(In thousands)	December 31, 2024	December 31, 2023	Statement of Income
Details about Accumulated Other Comprehensive (loss) Income Components
Net unrealized loss on available for sale securities	$(116)	$—	Net debt securities losses
Income tax effect	24	—	Income tax provision
	$(92)	$—

Net unrealized pension expense	$88	$41	Salaries and benefits expense
Income tax effect	(18)	(8)	Income tax provision
	$70	$33